Consolidated Statements of Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Internet Connectivity Services, Enterprise [Member]
REVENUES (Notes 6 and 22):
Network services	¥ 17,597,343	¥ 16,349,785	¥ 16,585,175
Internet Connectivity Services, Consumer [Member]
REVENUES (Notes 6 and 22):
Network services	15,255,596	8,222,015	6,024,560
WAN Services [Member]
REVENUES (Notes 6 and 22):
Network services	25,176,730	24,325,951	25,005,867
Outsourcing Services [Member]
REVENUES (Notes 6 and 22):
Network services	21,265,895	20,107,850	19,670,127
Systems Construction [Member]
REVENUES (Notes 6 and 22):
Systems integration	21,144,677	20,437,326	18,673,638
Systems Operation and Maintenance [Member]
REVENUES (Notes 6 and 22):
Systems integration	33,043,669	27,800,132	23,795,927
Network services	79,295,564	69,005,601	67,285,729
Systems integration	54,188,346	48,237,458	42,469,565
Equipment sales	3,275,220	2,166,928	1,690,225
ATM operation business	3,888,878	3,640,128	2,826,832
Total revenues	140,648,008	123,050,115	114,272,351
COSTS AND EXPENSES (Notes 6, 9, 13 and 22):
Cost of network services	64,239,600	54,932,285	53,045,814
Cost of systems integration	46,225,629	41,561,621	36,510,328
Cost of equipment sales	2,968,711	1,932,180	1,526,618
Cost of ATM operation business	2,558,883	2,551,437	2,123,168
Total costs	115,992,823	100,977,523	93,205,928
Sales and marketing (Note 21)	10,588,887	9,188,425	8,547,693
General and administrative (Note 7)	7,470,746	7,367,600	6,374,057
Research and development	455,198	441,329	421,361
Total costs and expenses	134,507,654	117,974,877	108,549,039
OPERATING INCOME	6,140,354	5,075,238	5,723,312
OTHER INCOME (EXPENSES):
Dividend income	93,054	63,143	51,003
Interest income	27,587	23,111	26,719
Interest expense	(241,057)	(238,260)	(256,371)
Foreign exchange gain (loss), net	(71,270)	(5,045)	219,381
Net gain on sales of other investments (Note 4)	¥ 23,765	¥ 41,251	107,655
Net gain on other investments (Note 4)			¥ 313,393
Impairment of other investments (Note 4)	¥ (14,729)	¥ (29,117)
Other—net	235,630	208,671	¥ 89,799
Other income—net	52,980	63,754	551,579
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES—(FORWARD)	6,193,334	5,138,992	6,274,891
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES—(FORWARD)	6,193,334	5,138,992	6,274,891
INCOME TAX EXPENSE (Note 12)	2,183,531	1,896,865	1,795,305
EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES (Note 6)	180,219	154,626	204,046
NET INCOME	4,190,022	3,396,753	4,683,632
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(151,740)	(74,672)	(241,395)
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	¥ 4,038,282	¥ 3,322,081	¥ 4,442,237
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER SHARE (Note 16):
Basic weighted-average number of common shares outstanding (in shares)	45,950,098	45,942,291	44,306,680
Diluted weighted-average number of common shares outstanding (in shares)	46,043,383	46,014,737	44,361,083
BASIC NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Japanese Yen per share)	¥ 87.88	¥ 72.31	¥ 100.26
DILUTED NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Japanese Yen per share)	¥ 87.71	¥ 72.20	¥ 100.14